Income tax (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of income tax expense recognized in the consolidated and combined carve-out statements of income are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2015	2014	2013
		(Restated)
Total current tax (benefit) expense	$136	505	$—
Deferred tax (benefit) expense for
Change in temporary differences	4,388	1,878	(6,788)
Tax loss and tax credit carry forward	(153)	(3,390)	—
Change in valuation allowance	(4,058)	1,488	6,788
Total deferred tax (benefit) expense	177	(24)	—
Total income tax (benefit) expense	$313	481	$—

Deferred tax (benefit) expense recognized in the consolidated and combined carve-out statements of comprehensive income as a component of other comprehensive income (“OCI”) are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2015	2014	2013
Cash flow hedge derivative financial instruments	$395	(2,374)	$—
Valuation allowance	—	390	—
Deferred tax (benefit) expense recognized in OCI	$395	(1,984)	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation of the income before tax at the statutory rate in the Marshall Islands to the actual income tax expense for each year is as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2015	2014	2013
		(Restated)
Income (loss) before tax	$41,592	1,795	$40,466
At applicable statutory tax rate
Amount computed at corporate tax of 0%	—	—	—
Foreign tax rate differences	3,960	(1,429)	44
Permanent differences:
Tax deduction foreign exchange losses in local currency	—	—	(2,535)
Non deductible withholding taxes	777	905	189
Tax exemptions	(27)	(29)	—
Non deductible other financial items	580	286	—
Non deductible (taxable) foreign exchange loss (gain)	32	61	—
Other non deductible costs	102	198	60
Tax credits	(1,053)	(999)	—
Deferred tax asset not probable of realization	—	—	2,626
Adjustment for valuation allowance	(4,058)	1,488	(384)
Tax expense (benefit) for year recognized in net income	$313	481	$—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income tax assets (liabilities) are summarized as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2015	2014
		(Restated)
Current deferred tax assets:
Direct financing lease	$23	$70
Accrued liabilities and other payables	279	524
Derivative financial instruments	873	1,170
Tax credits carried forward	512	—
Current valuation allowance	(777)	(1,388)
Long-term deferred tax assets:
Direct financing lease	2,105	5,446
Derivative financial instruments	1,106	1,205
Other equipment	11	6
Tax credits carried forward	732	975
Tax loss carryforward	2,317	2,415
Long-term valuation allowance	(3,824)	(7,256)
Current deferred tax liabilities:
Accrued interest income	(962)	(975)
Accrued liabilities and other receivables	(18)	(33)
Long-term deferred tax liabilities:
Accrued interest income	(1,376)	—
Deferred debt issuance cost	(69)	(149)
Deferred tax assets (liabilities), net	$932	$2,010